Long-term debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
14. Long-term debt

	As of
	December 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Lampung facility:
Export credit tranche	$123,982	$138,868
FSRU tranche	31,164	35,340
Gallant facility:
Commercial tranche	120,743	130,222
Export credit tranche	33,000	36,667
Grace facility:
Commercial tranche	146,063	—
Export credit tranche	30,750	—
Outstanding principal	485,702	341,097
Lampung facility unamortized debt issuance cost	(7,494)	(9,357)
Gallant facility unamortized fair value of debt assumed	552	908
Grace facility unamortized fair value of debt assumed	1,543	—
Total debt	480,303	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	$434,845	$300,440

Lampung facility

In September 2013, PT Hoegh LNG Lampung (the “Borrower”) entered into a secured $299 million term loan facility (the “Lampung facility”) with a syndicate of banks and an export credit agency for the purpose of financing a portion of the construction of the PGN FSRU Lampung and the Mooring. Höegh LNG is the guarantor for the Lampung facility. The facility was drawn in installments as construction was completed. The term loan facility includes two commercial tranches, the FSRU tranche and the Mooring tranche, and the export credit tranche. The interest rates vary by tranche. The full principal amount on the Mooring tranche and accrued interest was repaid in 2014.

The FSRU tranche has an interest rate of LIBOR plus a margin of 3.4%. The interest rate for the export credit tranche is LIBOR plus a margin of 2.3%. The FSRU tranche is repayable quarterly over 7 years with a final balloon payment of $16.5 million. The export credit tranche is repayable in quarterly installments over 12 years assuming the balloon payment of the FSRU tranche is refinanced. If not, the export credit agent can exercise a prepayment right for repayment of the outstanding balance upon maturity of the FSRU tranche. The weighted average interest rate, excluding the impact of the associated interest rate swaps, for the years ended December 31, 2017 and 2016 was 4.9% and 4.5% respectively.

The primary financial covenants under the Lampung facility are as follows:

⋅
Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche and on each quarterly repayment date thereafter;

⋅	Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and
⋅	Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.

As of December 31, 2017 and 2016, the Borrower and the guarantor were in compliance with the financial covenants.

Höegh LNG, as guarantor, has issued the following guarantees related to the Lampung facility that remain in effect as of December 31, 2017: (a) an unconditional and irrevocable on-demand guarantee for the repayment of the balloon repayment installment of the FSRU tranche callable only at final maturity of the FSRU tranche; (b) an unconditional and irrevocable on-demand guarantee for all amounts due in respect of the export credit agent in the event that the export credit agent exercises its prepayment right for the export credit tranche if the FSRU tranche is not refinanced; and (c) undertaking that, if the time charter is terminated for an event of vessel force majeure, that under certain conditions, a guarantee will be provided for the outstanding debt, less insurance proceeds for vessel force majeure. In addition, all project agreements and guarantees are assigned to the bank syndicate and the export credit agent, all cash accounts and the shares in PT Hoegh LNG Lampung and Hoegh LNG Lampung Pte. Ltd. are pledged in favor of the bank syndicate and the export credit agent.

The Lampung facility requires cash reserves that are held for specifically designated uses, including working capital, operations and maintenance and debt service reserves. Distributions are subject to “waterfall” provisions that allocate revenues to specified priorities of use (such as operating expenses, scheduled debt service, targeted debt service reserves and any other reserves) with the remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the guarantor not being in breach of the financial covenants applicable to it. The Lampung facility limits, among other things, the ability of the Borrower to change its business, sell or grant liens on its property including the PGN FSRU Lampung, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions, enter into intercompany transactions and make distributions.

Gallant/Grace facility

On October 1, 2015, the Partnership acquired Höegh LNG FSRU III Ltd., the entity that owns Hoegh LNG Cyprus Limited, which owns the Höegh Gallant. Hoegh LNG Cyprus Limited, together with Höegh LNG FSRU IV Ltd., the owner of the FSRU Höegh Grace, are borrowers (the “Borrowers”) under a term loan facility (the “Gallant/Grace facility”) with a syndicate of banks and an export credit agency for the purpose of financing a portion of the Höegh Gallant and the Höegh Grace. The facility is secured by, among other things, a first priority mortgage of the Höegh Gallant and the Höegh Grace, an assignment of the Hoegh LNG Cyprus Limited’s rights under the time charter with EgyptCo, the assignment of EgyptCo’s rights under its time charter with EGAS, the assignment of a bank guarantee for the performance of EGAS under the time charter and a pledge of the Borrowers' and EgyptCo’s cash accounts and an assignment of Höegh LNG FSRU IV Ltd.’s and Höegh LNG Colombia S.A.S.’s rights in the time charter agreements related to the Höegh Grace. The Partnership has provided a pledge of its shares in Höegh LNG FSRU III Ltd., Hoegh LNG Cyprus Limited and Höegh LNG Colombia Holding Ltd., and Höegh LNG has provided a pledge of its shares in EgyptCo as security for the facility. Höegh LNG Colombia Holding Ltd. has provided a pledge of its shares in Höegh LNG FSRU IV Ltd. as security for the facility. Höegh LNG, Höegh LNG Colombia Holding Ltd., Höegh LNG FSRU III Ltd. and the Partnership are guarantors for the facility.

The Gallant/Grace facility includes two commercial tranches and the export credit tranche related to the Höegh Gallant (the “Gallant facility”) and a commercial tranche and the export credit tranche related to the Höegh Grace (the “Grace facility”). All of the tranches under the Gallant/Grace facility are cross-defaulted, cross-collateralized and cross-guaranteed. The obligations of the Borrowers are joint and several. The interest rates vary by tranche.

The two commercial tranches related to the Gallant facility have an interest rate of LIBOR plus a margin of 2.7% based on the facility agreement. The interest rate for the export credit tranche related to the Gallant facility has a fixed interest rate and guarantee commission of 4.18% based on the facility agreement. The commercial tranches are repayable quarterly with a final balloon payment of $106.5 million due in September 2019. The export credit tranche is repayable in quarterly installments with the final payment in October 2026 assuming the balloon payments of the commercial tranches are refinanced. If not, the export credit agent can exercise a prepayment right for repayment of the outstanding balance of $26.6 million upon maturity of the commercial tranches.

The commercial tranche related to the Grace facility has an interest rate of LIBOR plus a margin of 2.7% based on the facility agreement. The interest rate for the export credit tranche related to the Grace facility has a fixed interest rate and guarantee commission of 4.07% based on the facility agreement. The commercial tranches are repayable quarterly with a final balloon payment of $123.0 million due in June 2020. The export credit tranche is repayable in quarterly installments with the final payment in March 2028 assuming the balloon payments of the commercial tranches are refinanced. If not, the export credit agent can exercise a prepayment right for repayment of the outstanding balance of $24.0 million upon maturity of the commercial tranches.

The weighted average interest rate for the Gallant facility, excluding the impact of the associated interest rate swaps, for the years ended December 31, 2017 and December 31, 2016 was 4.0% and 3.6%, respectively. The weighted average interest rate for the Grace facility, excluding the impact of the associated interest rate swaps, for the year ended December 31, 2017 was 4.0%.

The fair value of the Gallant facility as of the Höegh Gallant acquisition date of October 1, 2015 was determined based upon margins, fixed interest rates and guarantee commission had the financing been entered on the acquisition date. Based upon its fair value, the weighted average effective interest rate for the Gallant facility, excluding the impact of the associated interest rate swaps, was 3.8% and 3.4% for the year ended December 31, 2017 and the three months ended December 31, 2016, respectively.

The fair value of the Grace facility as of the Höegh Grace acquisition date of January 3, 2017 was determined based upon margins, fixed interest rates and guarantee commission had the financing been entered on the acquisition date. Based upon its fair value, the weighted average effective interest rate for the Grace facility, excluding the impact of the associated interest rate swaps, was 3.7 % for the year ended December 31, 2017.

The primary financial covenants under the Gallant/Grace facility are as follows:

⋅	Höegh LNG must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	$200 million, and
▪	25% of total assets
o
Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of

▪	$20 million,
▪	5% of total consolidated indebtedness provided on a recourse basis, and
▪	Any amount specified to be a minimum liquidity requirement under any legal obligation.

⋅	The Partnership must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	$150 million, and
▪	25% of total assets
o
Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of

▪	$15 million, and
▪	$3 million multiplied by the number of vessels owned or leased by the Partnership

⋅	Each Borrower must maintain
o	Current assets greater than current liabilities as defined in the agreements, and
o	A ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%

In addition, a security maintenance ratio based on the aggregate market value of the Höegh Gallant, the Höegh Grace and any additional security must be at least 125% of the aggregate outstanding loan balance.

If the security maintenance ratio is not maintained, the relevant Borrower has 30 days to provide more security or to repay part of the loan to be in compliance with the ratio no later than 30 days after notice from the lenders.

As of December 31, 2017 and 2016, Höegh LNG, the Partnership and each Borrower were in compliance with the financial covenants.

Under the Gallant/Grace facility, cash accounts are freely available for the use of the Borrowers, unless there is an event of default. Cash can be distributed as dividends or to service loans of owners and affiliates provided that after the distribution the Borrowers would remain in compliance with the financial covenants and security maintenance ratio. The Gallant/Grace facility limits, among other things, the ability of the Borrowers to change its business, sell or grant liens on its property including the Höegh Gallant or the Höegh Grace, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions and enter into intercompany debt that is not subordinated to the Gallant/Grace facility.

The outstanding principal on long-term debt as of December 31, 2017 is repayable as follows:

(in thousands of U.S. dollars)	Total
2018	$45,458
2019	172,909
2020	169,375
2021	33,522
2022	14,886
2023 and thereafter	49,552
Total	$485,702